Accounts receivable, net (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 32,085,912	$ 23,280,417
Allowance for doubtful accounts	(3,009,363)	(3,189,642)	$ (3,004,435)
Total accounts receivable, net	$ 29,076,549	$ 20,090,775